Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments Text Block [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.

Royalties payable to the IIA

On July 2, 2018, Safe-T completed the purchase of the intellectual property of CyKick Ltd. (“CyKick”) As part of such purchase, Safe-T committed to take CyKick’s liability of $374 thousand to pay royalties to the IIA on proceeds from sales of products in the research and development of which the IIA participated by way of grants. Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales. For the year ended December 31, 2022, the Company paid no royalties.

On November 27, 2022, following the Company’s request, the IIA agreed to close the plan, waiving any commitments by the Company.

b.

Bright Data Action

On June 11, 2020, Bright Data Ltd. (formerly Luminati Networks Ltd.) (“Bright Data”) filed an action alleging infringement by NetNut, as well as claims of trade secret misappropriation. On December 10, 2021, the case was dismissed without prejudice as part of a settlement by the parties.

On June 18, 2021, Bright Data filed an action alleging infringement of two U.S. Patents by NetNut. Bright Data amended its complaint on October 11, 2021, to assert infringement of additional three US Patents, as well as a claim for alleged false advertising. On May 17, 2022, the case was dismissed with prejudice as part of a settlement by the parties.